Valuation and Qualifying Accounts (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Trade Receivables
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period	¥ 12,730	¥ 12,970	¥ 11,563
Addition- charged to income	878	1,235	2,149
Deduction bad debts written off	(2,236)	(4,173)	(2,382)
Translation adjustments and other	750	2,698	1,640
Balance at end of period	12,122	12,730	12,970
Finance Receivables
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period	7,323	6,908	7,039
Addition- charged to income	154	212	1,922
Deduction bad debts written off	(1,171)	(1,278)	(1,304)
Translation adjustments and other	(30)	1,481	(749)
Balance at end of period	¥ 6,276	¥ 7,323	¥ 6,908